Consolidated Statements of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Sales	$ 6,174	$ 6,454
Costs and expenses
Cost of products sold	4,333	4,685
Freight and other distribution costs	815	894
Export duties, net	72	8
Amortization	549	541
Selling, general and administration	282	307
Equity-based compensation	14	25
Restructuring and impairment charges	102	279
Operating expense	6,167	6,738
Profit (loss) from operating activities	7	(284)
Finance income, net	34	51
Other income (expense)	(2)	5
Earnings (loss) before tax	38	(228)
Tax recovery (provision)	(43)	61
Loss	$ (5)	$ (167)
Earnings per share
Basic (in usd per share)	$ (0.06)	$ (2.01)
Diluted (in usd per share)	$ (0.07)	$ (2.01)